IMS Capital Value Fund | Institutional Class Shares
SUMMARY OF THE IMS CAPITAL VALUE FUND
<a name="prospectusa002"></a>Investment Objective.
The investment objective of the IMS Capital Value Fund (the “Value Fund”) is long-term growth from capital appreciation, and secondarily, income from dividends.
<a name="prospectusa003"></a>Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Value Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 39 of the Value Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS Capital Value Fund Institutional Class Shares
Redemption Fee (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IMS Capital Value Fund Institutional Class Shares
Management Fees	1.21%
Other Expenses	0.52%
Interest Expense	0.01%
Total Annual Fund Operating Expenses	1.74%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee waivers and/or Expense Reimbursement	1.74%
[1]	IMS Capital Management, Inc. (the "Adviser" or"IMS") contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund's business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) do not exceed 1.95% of the Value Fund's average daily net assets through October 31, 2019, subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days' written notice prior to the end of the then-current term of the agreement.

Example.

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Value Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect only through October 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IMS Capital Value Fund | Institutional Class Shares | USD ($)	177	548	944	2,052

<a name="prospectusa005"></a>Portfolio Turnover.

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example above, affect the Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.01% of the average value of its portfolio.

<a name="prospectusa006"></a>Principal Investment Strategy of the Fund.

The investment objective of the Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The Value Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Adviser employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The Adviser seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion. The Adviser generally seeks companies that it believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Value Fund’s portfolio fall into one of the Adviser’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries (i.e., companies buying other companies in an industry) and industries that, in the past, have declined less than others during general market declines (i.e., defensive industries). The Adviser believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the Adviser carefully diversifies the Value Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Value Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Value Fund may also invest in common stocks of any capitalization. The Value Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”) and open-end and closed-end mutual funds) that invest in the securities described above.

The Value Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the Adviser’s target sell price; and (2) the company demonstrates that it may be losing positive momentum as described above. The Value Fund also could sell a portfolio company earlier if the Adviser believes that the company’s stock price may not reach the Adviser’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation. The Value Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks.

As a result of the Adviser’s overall strategy, the Value Fund engages in active trading of portfolio securities which causes the Value Fund to experience a high portfolio turnover rate.

<a name="prospectusa007"></a>Principal Risks of Investing in the Fund.

An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective. Generally, the Value Fund will be subject to the following additional risks:

●	Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Turnover risk – Through active trading, the Value Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	Mid-cap risk – The Value Fund invests in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-sized companies may pose additional risks, including liquidity risk, because such companies tend to have limited product lines, markets and financial resources, and depend upon a relatively small management group.

●	Large-cap risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Management style risk – The Value Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

●	Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

●	Investment company securities risk – When the Value Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Value Fund will incur higher expenses, many of which may be duplicative. In addition, the Value Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. To the extent that the Value Fund invests in ETFs that invest in commodities, the Value Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Industry risk – The value of securities in a particular industry (such as financial services, technology or healthcare) may decline because of changing expectations for the performance of a particular industry. The Fund intends to hold a number of different individual securities, seeking to manage risks in a particular industry. However, the Fund does concentrate on the healthcare, technology, financial services, communications/entertainment, consumer, consolidating and defensive industries. As a consequence, the share price of the Fund may fluctuate in response to factors affecting a particular industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political, or regulatory occurrence affecting the aforementioned industries.

<a name="prospectusa008"></a>Performance.

The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Value Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Value Fund. Past performance of the Value Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Value Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Year-by-Year Total Return (for periods ended December 31)

The Value Fund’s year-to-date return as of September 30, 2018 was 6.86%. During the periods shown in the bar chart, the highest return for a quarter was 16.07% during the quarter ended September 30, 2009 and the lowest return for a quarter was (27.06)% during the quarter ended September 30, 2011.

Average Annual Total Returns  (for the periods ended December 31, 2017)
Average Annual Total Returns - IMS Capital Value Fund	1 Year	5 Years	10 Years
Institutional Class Shares	11.88%	10.17%	4.17%
Institutional Class Shares | After Taxes on Distributions	11.40%	10.08%	3.91%
Institutional Class Shares | After Taxes on Distributions and Sales	7.60%	8.42%	3.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.80%	8.49%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Value Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.